Stockholders' equity - Others reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Others reserves
Other comprehensive income	$ (848)	$ (3,399)	$ 157
Translation adjustments	1,111	3,899	1,026
Acquisitions and disposal of noncontrolling interest	(1,007)	(229)	(767)
Other reserves
Others reserves
Balance at beginning of year	(2,155)	(2,289)
Other comprehensive income	(310)	85
Translation adjustments	12	49
Acquisitions and disposal of noncontrolling interest	343
Balance at end of year	(2,110)	(2,155)	(2,289)
Retirement benefit obligations
Others reserves
Balance at beginning of year	(755)	(845)
Other comprehensive income	(126)	41
Translation adjustments	12	49
Balance at end of year	(869)	(755)	(845)
Fair value adjustment to Investment in equity securities
Others reserves
Balance at beginning of year	60
Other comprehensive income	(184)	60
Balance at end of year	(124)	60
Results on conversion of shares
Others reserves
Balance at beginning of year	(490)	(490)
Balance at end of year	(490)	(490)	(490)
Net ownership changes in subsidiaries
Others reserves
Balance at beginning of year	(970)	(954)
Other comprehensive income		(16)
Acquisitions and disposal of noncontrolling interest	343
Balance at end of year	$ (627)	$ (970)	$ (954)